Fair Value of Financial Instruments - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	$ 110,144	$ 99,546	$ 104,411
FVTPL Securities	14,036	13,682	14,210
FVOCI Securities	39,273	37,879	63,123
Other Assets	28,228	27,635	22,411
Derivative Assets
Derivative Assets	39,717	45,820	36,713
Derivative Liabilities
Derivative Liabilities	43,643	$ 41,763	30,815
Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	110,144		104,411
FVTPL Securities	14,036		14,210
FVOCI Securities	39,273		63,123
Loans	4,246		5,156
Other Assets	4,638		4,477
Fair value liabilities	70,766		57,969
Securities sold but not yet purchased	41,187		32,073
Structured note liabilities	25,766		22,665
Other liabilities	3,813		3,231
Derivative Assets
Derivative Assets	39,717		36,713
Derivative Liabilities
Derivative Liabilities	43,643		30,815
Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	10,413		7,596
FVTPL Securities	612		863
FVOCI Securities	9,431		13,065
Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6,801		5,838
FVTPL Securities	1,176		1,380
FVOCI Securities	4,454		2,987
Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	17,857		9,582
FVTPL Securities	4		38
FVOCI Securities	3,407		21,026
Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	208		458
FVOCI Securities	3,537		4,114
Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,054		1,898
FVTPL Securities	88		92
FVOCI Securities	6,255		6,502
Measured at fair value [Member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	15,058		14,054
FVTPL Securities	8		9
FVOCI Securities	7,253		12,136
Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	10,229		9,894
FVTPL Securities	6,898		7,704
FVOCI Securities	4,784		3,161
Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	329		160
Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	46,195		54,931
FVTPL Securities	5,250		4,124
FVOCI Securities	152		132
Measured at fair value [Member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans	23
Measured at fair value [Member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans	4,223		5,156
Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	8,150		8,072
Derivative Liabilities
Derivative Liabilities	10,031		6,779
Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	13,851		14,985
Derivative Liabilities
Derivative Liabilities	15,053		12,455
Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	9,836		7,618
Derivative Liabilities
Derivative Liabilities	4,771		2,191
Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	7,849		6,038
Derivative Liabilities
Derivative Liabilities	13,677		9,383
Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	31
Derivative Liabilities
Derivative Liabilities	111		7
Valued using quoted market prices [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	69,396		69,825
FVTPL Securities	2,509		2,671
FVOCI Securities	13,973		33,064
Other Assets	4,539		4,392
Fair value liabilities	27,215		18,530
Securities sold but not yet purchased	26,042		17,424
Other liabilities	1,173		1,106
Derivative Assets
Derivative Assets	2,443		2,032
Derivative Liabilities
Derivative Liabilities	2,363		2,337
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,536		3,123
FVTPL Securities	537		704
FVOCI Securities	8,015		9,138
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,739		2,183
FVTPL Securities	384		137
FVOCI Securities	2,576		1,438
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,765		6,050
FVOCI Securities	1,617		18,873
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	27
FVOCI Securities	1
Valued using quoted market prices [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,377		1,307
FVOCI Securities	1,609		2,803
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,757		2,231
FVTPL Securities	75		160
FVOCI Securities	155		812
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	46,195		54,931
FVTPL Securities	1,513		1,670
Valued using quoted market prices [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	44		6
Derivative Liabilities
Derivative Liabilities	44		6
Valued using quoted market prices [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	7		3
Derivative Liabilities
Derivative Liabilities	4		4
Valued using quoted market prices [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	1,962		642
Derivative Liabilities
Derivative Liabilities	2,025		746
Valued using quoted market prices [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	427		1,381
Derivative Liabilities
Derivative Liabilities	287		1,581
Valued using quoted market prices [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	3
Derivative Liabilities
Derivative Liabilities	3
Valued using models (with observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	39,988		33,904
FVTPL Securities	7,792		9,097
FVOCI Securities	25,147		29,926
Loans	4,240		5,150
Other Assets	90		85
Fair value liabilities	43,550		39,439
Securities sold but not yet purchased	15,145		14,649
Structured note liabilities	25,766		22,665
Other liabilities	2,639		2,125
Derivative Assets
Derivative Assets	37,274		34,681
Derivative Liabilities
Derivative Liabilities	41,276		28,476
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,877		4,473
FVTPL Securities	75		159
FVOCI Securities	1,416		3,927
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,062		3,655
FVTPL Securities	792		1,243
FVOCI Securities	1,878		1,549
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	10,092		3,532
FVTPL Securities	4		38
FVOCI Securities	1,790		2,153
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	181		458
FVOCI Securities	3,535		4,113
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,677		591
FVTPL Securities	88		92
FVOCI Securities	4,646		3,699
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	14,303		13,379
FVTPL Securities	8		9
FVOCI Securities	7,253		12,136
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,467		7,656
FVTPL Securities	6,815		7,544
FVOCI Securities	4,629		2,349
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	329		160
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	10		12
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans	23
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans	4,217		5,150
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	8,106		8,066
Derivative Liabilities
Derivative Liabilities	9,987		6,773
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	13,844		14,982
Derivative Liabilities
Derivative Liabilities	15,049		12,451
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	7,874		6,976
Derivative Liabilities
Derivative Liabilities	2,746		1,445
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	7,422		4,657
Derivative Liabilities
Derivative Liabilities	13,390		7,802
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	28
Derivative Liabilities
Derivative Liabilities	104		5
Valued using models (without observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	760		682
FVTPL Securities	3,735		2,442
FVOCI Securities	153		133
Loans	6		6
Other Assets	9
Fair value liabilities	1
Other liabilities	1
Derivative Liabilities
Derivative Liabilities	4		2
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities	1		1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	755		675
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	5		7
FVTPL Securities	8
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	3,727		2,442
FVOCI Securities	152		132
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans	6		6
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities	$ 4		$ 2